401(k) Plans	12 Months Ended
Dec. 31, 2013
401(k) Plans
401(k) Plans

12. 401(k) Plans

        We have a defined contribution plan, which generally covers all non-union U.S. employees meeting certain service requirements. Eligible employees may elect to defer from 1% to 25% of compensation per pay period up to the amount allowed by the Code. In addition, Iron Mountain Europe (Group) Limited operates a defined contribution plan, which is similar to the U.S.'s 401(k) Plan. We make matching contributions based on the amount of an employee's contribution in accordance with the plan documents. We have expensed $18,133, $18,026 and $19,999 for the years ended December 31, 2011, 2012 and 2013, respectively.